Executive and Supervisory Board Compensation - Supervisory Board Compensation (Details) - Supervisory Board Members - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Executive and Supervisory Board Compensation
Total compensation	€ 3,755	€ 3,770	€ 3,702
Thereof fixed compensation	3,149	3,218	3,162
Thereof committee remuneration	€ 606	€ 553	€ 540